International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2021
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income

(Parent Company Only)

Years ended December 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2021	2020	2019
Income:
Dividends from subsidiaries	$80,882	$130,950	$127,750
Interest income on notes receivable	1,139	357	922
Interest income (loss) on other investments	9,662	(1,126)	(514)
Other	58	5	18
Total income	91,741	130,186	128,176
Expenses:
Interest expense (Debentures)	2,792	3,832	6,435
Provision for credit loss	—	27	—
Other	2,272	1,988	2,749
Total expenses	5,064	5,847	9,184
Income before federal income taxes and equity in undistributed net income of subsidiaries	86,677	124,339	118,992
Income tax expense (benefit)	1,358	(1,339)	(1,878)
Income before equity in undistributed net income of subsidiaries	85,319	125,678	120,870
Equity in undistributed net income of subsidiaries	168,603	41,641	84,234
Net income	$253,922	$167,319	$205,104